Derivative instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments
Derivative instruments
The Company is exposed to foreign currency exchange rate and interest rate risks related to its business operations. To reduce our risks related to these exposures, we utilize or have utilized certain derivative instruments, including foreign currency forward, foreign currency option, cross-currency swap, forward interest rate and interest rate swap contracts. We do not use derivatives for speculative trading purposes.
Cash flow hedges
We are exposed to possible changes in the values of certain anticipated foreign currency cash flows resulting from changes in foreign currency exchange rates, associated primarily with our euro-denominated international product sales. Increases and decreases in the cash flows associated with our international product sales due to movements in foreign currency exchange rates are offset partially by corresponding increases and decreases in our international operating expenses resulting from these foreign currency exchange rate movements. To further reduce our exposure to foreign currency exchange rate fluctuations on our international product sales, we enter into foreign currency forward and option contracts to hedge a portion of our projected international product sales primarily over a three-year time horizon, with, at any given point in time, a higher percentage of nearer-term projected product sales being hedged than in successive periods.
As of December 31, 2015, 2014 and 2013, we had open foreign currency forward contracts with notional amounts of $3.3 billion, $3.8 billion and $4.0 billion, respectively, and open foreign currency option contracts with notional amounts of $225 million, $271 million and $516 million, respectively. We have designated these foreign currency forward and option contracts, primarily euro based, as cash flow hedges, and accordingly, we report the effective portions of the unrealized gains and losses on these contracts in AOCI on the Consolidated Balance Sheets and reclassify them to earnings in the same periods during which the hedged transactions affect earnings.
To manage counterparty risk resulting from favorable movements in U.S. dollar/foreign currency exchange rates, we effectively terminated outstanding foreign currency forward and option contracts with a notional amount of $2.3 billion during the year ended December 31, 2015. We received $340 million from the counterparties, which was included in Net cash provided by operating activities in the Consolidated Statement of Cash Flows. This amount remains in AOCI and will be recognized in Product sales in the Consolidated Statements of Income when the related international product sales affect earnings. In addition, during the year ended December 31, 2015, we entered into new foreign currency forward and option contracts that hedge these forecasted international product sales. These contracts are included in the notional amounts of cash flow hedges outstanding as of December 31, 2015.
To hedge our exposure to foreign currency exchange rate risk associated with certain of our long-term notes denominated in foreign currencies, we entered into cross-currency swap contracts. Under the terms of these contracts, we paid euros/pounds sterling and received U.S. dollars for the notional amounts at the inception of the contracts, and we exchange interest payments based on these notional amounts at fixed rates over the lives of the contracts in which we pay U.S. dollars and receive euros/pounds sterling. In addition, we will pay U.S. dollars to and receive euros/pounds sterling from the counterparties at the maturities of the contracts for these same notional amounts. The terms of these contracts correspond to the related hedged notes, effectively converting the interest payments and principal repayment on these notes from euros/pounds sterling to U.S. dollars. We have designated these cross-currency swap contracts as cash flow hedges, and accordingly, the effective portions of the unrealized gains and losses on these contracts are reported in AOCI on the Consolidated Balance Sheets and reclassified to earnings in the same periods during which the hedged debt affects earnings.
The notional amounts and interest rates of our cross-currency swaps are as follows (notional amounts in millions):

	Foreign currency		U.S. dollars
Hedged notes	Notional amount	Interest rate	Notional amount	Interest rate
2.125% 2019 euro Notes	€675	2.125%	$864	2.6%
5.50% 2026 pound sterling Notes	£475	5.50%	$747	6.0%
4.00% 2029 pound sterling Notes	£700	4.00%	$1,111	4.5%

In connection with the anticipated issuance of long-term fixed-rate debt, we occasionally enter into forward interest rate contracts in order to hedge the variability in cash flows due to changes in the applicable Treasury rate between the time we enter into these contracts and the time the related debt is issued. Gains and losses on such contracts, which are designated as cash flow hedges, are reported in AOCI in the Consolidated Balance Sheets and amortized into earnings over the lives of the associated debt issuances.
The effective portions of the unrealized gain/(loss) recognized in other comprehensive income for our derivative instruments designated as cash flow hedges were as follows (in millions):

	Years ended December 31,
Derivatives in cash flow hedging relationships	2015	2014	2013
Foreign currency contracts	$425	$452	$(44)
Cross-currency swap contracts	(275)	(154)	132
Total	$150	$298	$88

The locations in the Consolidated Statements of Income and the effective portions of the gain/(loss) reclassified out of AOCI into earnings for our derivative instruments designated as cash flow hedges were as follows (in millions):

		Years ended December 31,
Derivatives in cash flow hedging relationships	Statements of Income location	2015	2014	2013
Foreign currency contracts	Product sales	$326	$28	$4
Cross-currency swap contracts	Interest and other income, net	(182)	(230)	82
Forward interest rate contracts	Interest expense, net	(1)	(1)	(1)
Total		$143	$(203)	$85

No portions of our cash flow hedge contracts are excluded from the assessment of hedge effectiveness, and the gains and losses of the ineffective portions of these hedging instruments were not material for the years ended December 31, 2015, 2014 and 2013. As of December 31, 2015, the amounts expected to be reclassified out of AOCI into earnings over the next 12 months are approximately $311 million of net gains on our foreign currency and cross-currency swap contracts and approximately $1 million of losses on forward interest rate contracts.
Fair value hedges
To achieve a desired mix of fixed and floating interest rates on our long-term debt, we entered into interest rate swap contracts, which qualified and are designated as fair value hedges. The terms of these interest rate swap contracts correspond to the related hedged debt instruments and effectively converted a fixed interest rate coupon to a floating LIBOR-based coupon over the lives of the respective notes. During the year ended December 31, 2014, we entered into interest rate swap contracts with an aggregate notional amount of $2.25 billion with respect to our 1.25% 2017 Notes and our 2.20% 2019 Notes. The contracts have rates that range from three-month LIBOR plus 0.4% to three-month LIBOR plus 0.6%. During the year ended December 31, 2013, we entered into interest rate swap contracts with an aggregate notional amount of $4.4 billion with respect to our 3.45% 2020 Notes, 4.10% 2021 Notes, 3.875% 2021 Notes and 3.625% 2022 Notes. The contracts have rates that range from three-month LIBOR plus 1.1% to three-month LIBOR plus 2.0%. As of December 31, 2015 and 2014, we had interest rate swap agreements with aggregate notional amounts of $6.65 billion.
For derivative instruments that qualify for and are designated as fair value hedges, we recognize in current earnings the unrealized gain or loss on the derivative resulting from the change in fair value during the period as well as the offsetting unrealized loss or gain of the hedged item resulting from the change in fair value during the period attributable to the hedged risk. During the years ended December 31, 2015 and 2014, we included the unrealized losses on the hedged debt of $48 million and $181 million, respectively, in the same line item, Interest expense, net, in the Consolidated Statements of Income, as the offsetting unrealized gains of $48 million and $181 million, respectively, on the related interest rate swap agreements. During the year ended December 31, 2013, we included the unrealized gains on the hedged debt of $161 million in the same line item, Interest expense, net, in the Consolidated Statement of Income, as the offsetting unrealized losses of $161 million on the related interest rate swap agreements.
Derivatives not designated as hedges
We enter into foreign currency forward contracts that are not designated as hedging transactions to reduce our exposure to foreign currency fluctuations of certain assets and liabilities denominated in foreign currencies. These exposures are hedged on a month-to-month basis. As of December 31, 2015, 2014 and 2013, the total notional amounts of these foreign currency forward contracts were $911 million, $875 million and $999 million, respectively.
The location in the Consolidated Statements of Income and the amount of gain/(loss) recognized in earnings for our derivative instruments not designated as hedging instruments were as follows (in millions):

		Years ended December 31,
Derivatives not designated as hedging instruments	Statements of Income location	2015	2014	2013
Foreign currency contracts	Interest and other income, net	$(16)	$(10)	$15
The fair values of derivatives included on the Consolidated Balance Sheets were as follows (in millions):

	Derivative assets		Derivative liabilities
December 31, 2015	Balance Sheet location	Fair value	Balance Sheet location	Fair value
Derivatives designated as hedging instruments:
Cross-currency swap contracts	Other current assets/ Other noncurrent assets	$—	Accrued liabilities/ Other noncurrent liabilities	$250
Foreign currency contracts	Other current assets/ Other noncurrent assets	142	Accrued liabilities/ Other noncurrent liabilities	7
Interest rate swap contracts	Other current assets/ Other noncurrent assets	71	Accrued liabilities/ Other noncurrent liabilities	3
Total derivatives designated as hedging instruments		213		260
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	—	Accrued liabilities	1
Total derivatives not designated as hedging instruments		—		1
Total derivatives		$213		$261
	Derivative assets		Derivative liabilities
December 31, 2014	Balance Sheet location	Fair value	Balance Sheet location	Fair value
Derivatives designated as hedging instruments:
Cross-currency swap contracts	Other current assets/ Other noncurrent assets	$32	Accrued liabilities/ Other noncurrent liabilities	$12
Foreign currency contracts	Other current assets/ Other noncurrent assets	356	Accrued liabilities/ Other noncurrent liabilities	—
Interest rate swap contracts	Other current assets/ Other noncurrent assets	46	Accrued liabilities/ Other noncurrent liabilities	26
Total derivatives designated as hedging instruments		434		38
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	4	Accrued liabilities	4
Total derivatives not designated as hedging instruments		4		4
Total derivatives		$438		$42
Our derivative contracts that were in liability positions as of December 31, 2015, contain certain credit-risk-related contingent provisions that would be triggered if: (i) we were to undergo a change in control and (ii) our or the surviving entity’s creditworthiness deteriorates, which is generally defined as having either a credit rating that is below investment grade or a materially weaker creditworthiness after the change in control. If these events were to occur, the counterparties would have the right, but not the obligation, to close the contracts under early-termination provisions. In such circumstances, the counterparties could request immediate settlement of these contracts for amounts that approximate the then current fair values of the contracts. In addition, our derivative contracts are not subject to any type of master netting arrangement, and amounts due to or from a counterparty under these contracts may only be offset against other amounts due to or from the same counterparty if an event of default or termination, as defined, were to occur.
The cash flow effects of our derivative contracts for the three years ended December 31, 2015, are included within Net cash provided by operating activities in the Consolidated Statements of Cash Flows.